Equity and Equity-Based Compensation (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 11, 2017	Dec. 05, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Dividends declared - common stock (in dollars per share)			$ 0.12
Other than options (in shares)	500,000	500,000
Stock repurchase program, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01	$ 0.01			$ 0.01
Authorized amount								$ 200,000,000
Stock repurchased (in shares)		0	0	0	0	0
At-the-market equity distribution program amount							$ 100,000,000
Shares issued under program (in shares)		0	0
Series D Preferred Stock
Class of Stock [Line Items]
Dividends declared - preferred stock (in dollars per share)		$ 0.5281	$ 0.5281
Preferred stock percentage		8.45%	8.45%	8.45%
Series F Preferred Stock
Class of Stock [Line Items]
Dividends declared - preferred stock (in dollars per share)		$ 0.4609	$ 0.4609
Preferred stock percentage		7.375%	7.375%		7.375%
Series G Preferred Stock
Class of Stock [Line Items]
Dividends declared - preferred stock (in dollars per share)		$ 0.4609	$ 0.4609
Preferred stock percentage		7.375%	7.375%	7.375%
Series H Preferred Stock
Class of Stock [Line Items]
Dividends declared - preferred stock (in dollars per share)		$ 0.4688	$ 0.4688
Preferred stock percentage		7.50%	7.50%	7.50%	7.50%
Series I Preferred Stock
Class of Stock [Line Items]
Dividends declared - preferred stock (in dollars per share)		$ 0.4688	$ 0.4688
Preferred stock percentage		7.50%	7.50%	7.50%
Restricted shares
Class of Stock [Line Items]
Other than options (in shares)	1,300,000	1,300,000		2,128,000	1,713,000	2,085,000			1,627,000
Fair value of options	$ 1,800,000
Vesting period	3 years
Units canceled (in shares)				62,000	49,000	55,000
Performance Shares
Class of Stock [Line Items]
Other than options (in shares)	700,000	700,000		1,584,000	775,000	820,000			336,000
Fair value of options	$ 560,000
Vesting period		3 years
Units canceled (in shares)		346,000		0	248,000	0
Dividend claw back upon cancellation		$ 378,000
Performance Shares | Minimum
Class of Stock [Line Items]
Performance adjustment	0.00%	0.00%		0.00%
Performance Shares | Maximum
Class of Stock [Line Items]
Performance adjustment	200.00%	200.00%		200.00%